ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of following balance:

	As of December 31,
	2023	2024
	$US	$US
Accounts receivables	10,282,080	10,301,288
Less: provision for credit loss	13,273	18,431
Total accounts receivable, net	10,268,807	10,282,857

As of December 31, 2023 and 2024, there was no accounts receivable pledged.

Details of the movements of provision for credit losses are as follows:

	As of December 31,
	2023	2024
	$US	$US
Balance at the beginning of the year	3,197	13,273
Provision for the year	10,183	15,394
Credit loss reversal	—	(9,792)
Foreign currency translation adjustment	(107)	(444)
Balance at the end of the year	13,273	18,431